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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [X]; Amendment Number: 1
This Amendment: (Check only one:):     [X] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
          -------------------------------
Address:  2365 Carillon Point
          -------------------------------
          Kirkland, WA 98033
          -------------------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:   Michael Larson
        -------------------------------
Title:  Authorized Agent
        -------------------------------
Phone:  (425) 889-7900
        -------------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                   Kirkland, Washington      March 19, 2004
--------------------------------     --------------------     ------------------
          [Signature]                   [City, State]               [Date]

The sole purpose of this amendment is to add Michael Larson, who is the authorized agent of the sole trustee of the Bill & Melinda Gates Foundation (the "Foundation"), as an included manager and to revise the Information Table to reflect that Michael Larson exercises investment discretion with respect to the
Section 13(f) securities held by the Foundation. Michael Larson also exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. ("Cascade"), which are reported separately on Cascade's Form 13F report, File No. 28-05149.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                                       1
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         -
Form 13F Information Table Entry Value:  27
                                         --
Form 13F Information Table Value Total:  $1,824,726
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-05147                 Michael Larson
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                           FORM 13F INFORMATION TABLE
                            As of September 30, 2002

                                                                        AMOUNT AND TYPE OF                       VOTING AUTHORITY
                                                                             SECURITY
                                                                      --------------------                      --------------------
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       VALUE      SHARES/PRN    SH/PRN  INVESTMENT  OTHER   SOLE  SHARED    NONE
                                                          (X1000)        AMOUNT             DISCRETION MANAGERS
-----------------------------  --------------  ---------  -------     ----------    ------  ---------- -------- ----  --------  ----
ABBOTT LABORATORIES            Common Stock    002824100   30,118        745,500     SH       OTHER       1          745,500
AUTONATION, INC.               Common Stock    05329W102   11,520      1,000,000     SH       OTHER       1          1,000,000
BP PLC                         Sponsored ADR   055622104   79,800      2,000,000     SH       OTHER       1          2,000,000
BRISTOL-MYERS SQUIBB CO.       Common Stock    110122108   22,051        926,500     SH       OTHER       1          926,500
CANADIAN NATIONAL RAILWAY CO.  Common Stock    136375102   20,537        550,000     SH       OTHER       1          550,000
CARDINAL HEALTH INC.           Common Stock    14149Y108   57,535        925,000     SH       OTHER       1          925,000
CSX CORP                       Common Stock    126408103   15,828        600,000     SH       OTHER       1          600,000
COSTCO WHOLESALE CORP          Common Stock    22160K105   72,833      2,250,000     SH       OTHER       1          2,250,000
COX COMMUNICATIONS, INC.       Common Stock    224044107  230,553      9,375,900     SH       OTHER       1          9,375,900
DISNEY WALT CO.                Common Stock    254687106   30,280      2,000,000     SH       OTHER       1          2,000,000
DUKE ENERGY CORP               Common Stock    264399106   24,438      1,250,000     SH       OTHER       1          1,250,000
EXXON MOBIL CORP               Common Stock    30231G102   63,800      2,000,000     SH       OTHER       1          2,000,000
GREATER CHINA FUND             Common Stock    39167B102    4,060        510,700     SH       OTHER       1          510,700
HOME DEPOT                     Common Stock    437076102   26,100      1,000,000     SH       OTHER       1          1,000,000
JARDINE FLEMING INDIA FUND     Common Stock    471112102    1,753        276,100     SH       OTHER       1          276,100
JOHNSON & JOHNSON              Common Stock    478160104   77,578      1,434,500     SH       OTHER       1          1,434,500
LILLY (ELI) & CO               Common Stock    532457108  160,763      2,905,000     SH       OTHER       1          2,905,000
MERCK & CO                     Common Stock    589331107  135,530      2,965,000     SH       OTHER       1          2,965,000
MS INDIA INVESTMENT FUND INC.  Common Stock    61745C105    4,634        541,321     SH       OTHER       1          541,321
PHARMACIA CORP                 Common Stock    71713U102   23,931        615,500     SH       OTHER       1          615,500
PFIZER INC.                    Common Stock    717081103   86,537      2,982,000     SH       OTHER       1          2,982,000
S & P DEOPSITARY RECEIPTS      UNIT SER 1      78462F103  556,998      6,810,100     SH       OTHER       1          6,810,100
SCHERING PLOUGH CORP           Common Stock    806605101   14,924        700,000     SH       OTHER       1          700,000
SHAW COMMUNICATIONS INC.       Common Stock    82028K200      832        100,000     SH       OTHER       1          100,000
UNIVISION COMMUNICATIONS INC.  Common Stock    914906102   22,800      1,000,000     SH       OTHER       1          1,000,000
WASTE MGMT, INC.               Common Stock    94106L109   28,800      1,235,000     SH       OTHER       1          1,235,000
WYETH                          Common Stock    983024100   20,193        635,000     SH       OTHER       1          635,000